Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 24,739,480	$ 3,471,331	¥ 52,268,716
PRC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	20,059,137		41,146,359
The United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	1,019,596		5,327,331
Singapore [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	3,409,737		1,015,569
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 251,010		¥ 4,779,457